CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,245)	$ (1,562)	$ (9,883)	$ (7,215)
Adjustments to reconcile net loss to net cash used in operating activities
Bad debt expense	0	0	63	7
Loss on extinguishment of debt	0	0	325	0
Depreciation	72	117	483	461
Amortization	402	0	757	0
Stock based compensation	192	359	886	824
Change in fair value of warrants	(714)	(541)	(65)	674
Changes in operating assets and liabilities:
Inventory	(20)	(61)	14	(669)
Accounts receivable	31	11	(267)	(33)
Other current assets	47	53	2	97
Other assets	8	41	254	(25)
Accounts payable	(169)	377	842	126
Deferred revenue	0	(8)	10	(26)
Accrued liabilities	508	255	296	223
Other long-term liabilities	262	0	0	0
Total adjustments	619	603	3,600	1,659
Net cash used in operating activities	(626)	(959)	(6,283)	(5,556)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to fixed assets	0	(4)	(150)	(107)
Net cash used in investing activities	0	(4)	(150)	(107)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of preferred stock and warrants	451	0	1,730	2,214
Proceeds from debt financing	62	378	5,263	115
Loan acquisition costs	0	0	(452)	0
Payments on notes and loan payables	(31)	(45)	(656)	(374)
Proceeds from options and warrants exercised	0	67	97	3,276
Net cash provided by financing activities	482	400	5,982	5,231
NET CHANGE IN CASH AND CASH EQUIVALENTS	(144)	(563)	(451)	(432)
CASH AND CASH EQUIVALENTS, beginning of year	162	613	613	1,045
CASH AND CASH EQUIVALENTS, end of period	18	50	162	613
SUPPLEMENTAL SCHEDULE OF:
Cash paid for Interest	22	8	33	31
NONCASH INVESTING AND FINANCING ACTIVITIES:
Conversion of accrued expenses into common stock / options	0	22	207	126
Payment of debt issuance costs via warrants and common stock	0	0	522	0
Conversion of convertible debt into common stock	0	0	893	0
Repayment of debt via issuance of common stock and warrants	0	0	1,697	0
Issuance of common stock as board compensation	31	0	355	463
Deemed dividends in the form of warrants to purchase common stock	0	0	0	537
Dividends on preferred stock	$ 50	$ 0	$ 0	$ 3,148